Non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Balance at beginning of year	$ 11,136	$ 7,156
Non-controlling interest's 45% share of Buckreef Gold's comprehensive earnings	5,879	3,980
Balance at end of year	$ 17,015	$ 11,136